Finance Expense - Schedule of finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Interest costs [Abstract]
Interest and accretion on convertible loan	$ 253	$ 587	$ 1,195	$ 1,872
Interest on lease liabilities	103	127	332	407
Interest on loans payable	109	129	333	281
Interest on term loan	57	69	165	166
Total	$ 522	$ 912	$ 2,025	$ 2,726